Share Capital (Details) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 18, 2022 USD ($) shares	Jul. 01, 2021 shares	Jul. 22, 2016	Dec. 31, 2023 USD ($) vote $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares
Equity, Class of Treasury Stock [Line Items]
Number of votes | vote				1
Total proceeds from exercise of stock options by employees | $				$ 50,973	$ 35,844	$ 118,589
Ordinary shares redeemed, value | $					$ 99,983
Buyback program
Equity, Class of Treasury Stock [Line Items]
Ordinary shares redeemed (in shares)	420,530
Ordinary shares redeemed, value | $	$ 100,000
Maximum | Buyback program
Equity, Class of Treasury Stock [Line Items]
Stock repurchase program, authorized percentage (in percent)			10.00%
Employee Stock Option
Equity, Class of Treasury Stock [Line Items]
Options exercised by employees (in shares)				535,705	348,286	1,065,529
Average exercise price of option per share (USD per share) | $ / shares				$ 95.12	$ 102.87	$ 111.29
Total proceeds from exercise of stock options by employees | $				$ 51,000	$ 35,800	$ 118,600
Restricted Stock Units (RSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain RSUs previously awarded by the Company (in shares)				188,800	195,029	446,404
Performance Share Unit (PSUs)
Equity, Class of Treasury Stock [Line Items]
Ordinary shares issued in respect of certain PSUs previously awarded by the Company (in shares)				47,026	46,087	44,132
Ordinary Shares
Equity, Class of Treasury Stock [Line Items]
Options exercised by employees (in shares)				535,705	348,286	1,065,529
Issue of shares associated with a business combination (in shares)		27,372,427				27,372,427
Ordinary shares redeemed (in shares)					420,530
Ordinary shares redeemed, value | $					$ 28